PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

The following table summarizes the Notes activity during the years ended December 31, 2021 and 2020:

As of December 31,2021
Convertible promissory notes, balance at January 1, 2020	$-
Issuances	2,544,487
Conversions	(378,182)
Debt discount	(2,407,582)
Amortization of original issue discount (interest expense)	804,356
Amortization of BCF and warrants (amortization expense)	91,992
Convertible promissory notes, balance at December 31, 2020	655,071
Issuances	1,768,700
Conversions (not inclusive of accrued interest of $44,104)	(1,424,900)
Debt discount	(2,054,904)
Amortization of debt discount	2,364,334
Convertible promissory notes, balance at December 31, 2021	$1,309,111